Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
Common Stock

10. Common Stock

As of December 31, 2023 and December 31, 2022, the Company was authorized to issue 400,000,000 shares of New Envoy Class A Common Stock and 232,000,000 shares of Envoy Common Stock, respectively. The voting, dividend and liquidation rights of the holders of the Company’s stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock (see Note 11).

Contingent Sponsor Shares

Pursuant to the Sponsor Support Agreement, 1,000,000 shares of New Envoy Class A Common Stock held by the Sponsor are unvested and subject to the restrictions and forfeiture provisions set forth in the Sponsor Support Agreement (the “Contingent Sponsor Shares”). The Contingent Sponsor Shares will vest upon the United States Food and Drug Administration’s approval of the Company’s Acclaim cochlear implant device (the “FDA Approval”). If a change of control of the Company occurs following the Closing, then the conditions for vesting of any Contingent Sponsor Shares that remain unvested as of immediately prior to the consummation of the change of control will be deemed to have been achieved and such Contingent Sponsor Shares will immediately vest as of immediately prior to the consummation of such change of control.

The Contingent Sponsor Shares meets the definition of a derivative, but meets the criteria to be considered indexed to the Company’s stock and the equity-classification criteria. Accordingly, the Contingent Sponsor Shares are classified as permanent equity.

Common Stock Warrants (Related Party)

Between November 2013 and July 2022, the Company issued warrants to purchase shares of Envoy Common Stock to stockholders in connection with the issuance of the Convertible Notes and the issuance of Envoy Preferred Stock.

In July 2022, the Company issued a warrant to purchase 1,150,000 shares of Envoy Common Stock to one stockholder in connection with the 2012 Convertible Note (see Note 9). Upon issuance, the holder’s exercise of the warrants was conditioned on the Company increasing its authorized shares. As there were insufficient authorized shares available at the time of issuance, the warrant was classified as a liability and measured at fair value as of December 31, 2022. The Company incurred an expense of $0.1 million upon the issuance of the warrant and $0.1 million for the change in the fair value of the warrant liability during the year ended December 31, 2023.

On April 17, 2023, the common stock warrants were amended to provide for automatic cashless exercise or cancellation of the warrants immediately prior to the Merger. On September 29, 2023, the warrants were canceled or converted on a net exercise basis into shares of New Envoy Class A Common Stock. Out of the 8,695,000 warrants outstanding prior to the Merger, 70,000 were converted into 2,702 shares of New Envoy Class A Common Stock. Out of the remaining 8,625,000 warrants that were forfeited as part of the Business Combination, 1,150,000 were classified as a liability in the Company’s historical financial statements. The forfeiture of the liability classified warrants was recorded as a gain of $0.2 million in the consolidated statements of operations and comprehensive loss.

There were no outstanding common stock warrants (related party) as of December 31, 2023. The following table summarizes the Company’s outstanding common stock warrants (related party) as of December 31, 2022:

Year of issue	Numbers of Shares Issuable	Exercise Price	Expiration Date	Classification
2013	70,000	$0.25	Nov – 2023	Equity
2015	2,300,000	$1.00	Nov – 2025	Equity
2017	2,300,000	$1.00	Aug – 2027	Equity
2018	805,000	$1.00	Jan – 2029	Equity
2019	920,000	$1.00	Dec – 2029	Equity
2021	1,150,000	$1.00	Dec – 2030	Equity
2022	1,150,000	$1.00	July – 2032	Liability
	8,695,000